                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21574
                                                      ---------

                     Eaton Vance Floating Rate Income Trust
                     --------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     May 31
                                     ------
                             Date of Fiscal Year End

                                November 30, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT NOVEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE FLOATING-RATE INCOME TRUST

[GRAPHIC IMAGE]

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                           please call 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

 The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

 EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

 If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

 Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

 The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

 From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30 without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE FLOATING-RATE INCOME TRUST as of November 30, 2004
MANAGEMENT'S DISCUSSION OF  FUND PERFORMANCE

THE TRUST

  We are pleased to welcome shareholders with this initial shareholder report.

PERFORMANCE FOR THE PERIOD ENDED NOVEMBER 30, 2004

- Based on the Trust's November 2004 monthly dividend of $0.094 and a closing share price of $18.92, the Trust had a market yield of 5.96%.(1) The Trust's market yield represented a yield advantage over many other income-producing vehicles during the period.

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of 0.95% for the period from inception on June 29, 2004 through November 30, 2004. That return was the result of a decrease in share price from $19.10 on June 29, 2004 to $18.92 on November 30, 2004 and the reinvestment of $0.361 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 1.80% for the period from inception on June 29, 2004 through November 30, 2004. That return was the result of a decrease in net asset value per share from $19.10 on June 29, 2004 to $19.08 on November 30, 2004, and the reinvestment of all distributions.(2)

- For performance comparison, the S&P/LSTA Leveraged Loan Index had a return of 1.88% for the period from June 30, 2004 through November 30, 2004.(3)

  THE TRUST'S INVESTMENTS
- The Trust is a closed-end fund and trades on the New York Stock Exchange. The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust invests primarily in senior, secured floating rate loans. The Trust also employs leverage in the form of Auction Preferred Shares.(4)

- The Trust's senior floating-rate loan investments included 279 borrowers, ranging across 45 industries at November 30, 2004. The Trust's average loan size was just 0.30% of loan assets (based on net assets), and no industry constituted more than 11.0% of the Trust's loan investments. Telecommunications, health care, containers and glass products, chemicals and plastics and leisure goods and activities were the Trust's largest loan industry weightings.*

- The Federal Reserve raised its Federal Funds rate - a short-term interest rate benchmark - five times from June 30 through 2004 year-end. With their interest rate reset provisions, floating-rate loans have historically generated higher income in response to rising short-term rates.

- Due to improving fundamentals and strong technical factors in the loan market, loan credit spreads for new issues narrowed and prices averaged above-par in the secondary market. These trends have increased the importance of diligent credit risk-management.

- The Trust's high-yield corporate bond holdings constituted 13.6% of its net assets at November 30, 2004 (8.6% of total investments). This component provided a yield enhancement for the Trust and performed well during the past year.

- At November 30, 2004, the Trust had leverage in the amount of approximately 38% of the Trust's total assets. The Trust uses leverage through the issuance of auction preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

   * Holdings and sector weightings are subject to change due to active management.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

  THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(2)

Average Annual Total Return (by share price, NYSE)
Life of Fund (6/29/04)                                    0.95%

Average Annual Total Return (at net asset value)
Life of Fund (6/29/04)                                    1.80%

(1) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE, AS APPLICABLE, WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) IN THE EVENT OF A RISE IN LONG-TERM INTEREST RATES, THE VALUE OF THE TRUST'S INVESTMENT PORTFOLIO COULD DECLINE, WHICH WOULD REDUCE THE ASSET COVERAGE FOR ITS AUCTION PREFERRED SHARES.

TRUST SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.

EATON VANCE FLOATING-RATE INCOME TRUST as of November 30, 2004
TRUST SECTOR ALLOCATIONS

[CHART]

SECTOR ALLOCATIONS(1)

Corporate Bonds/Notes                    8.6%(2)
Closed-End Investment Companies          0.4%(3)
Senior Floating-Rate Interests          91.0%(1)

(1) As a percentage of total investments as of November 30, 2004. Holdings subject to change due to active management.

EATON VANCE FLOATING-RATE INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

SENIOR, FLOATING RATE INTERESTS -- 143.0%(1)

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.8%

                  ALLIANT TECHSYSTEMS, INC.
$   2,417,288     Term Loan, 5.67%, Maturing March 31, 2011                 $     2,453,045
                  CACI INTERNATIONAL, INC.
    4,243,108     Term Loan, 3.95%, Maturing May 3, 2011                          4,294,823
                  DRS TECHNOLOGIES, INC.
    3,640,444     Term Loan, 3.89%, Maturing November 4, 2010                     3,677,988
                  K&F INDUSTRIES, INC.
      827,000     Term Loan, 4.72%, Maturing November 18, 2012                      839,922
                  STANDARD AERO HOLDINGS, INC.
    3,726,545     Term Loan, 4.56%, Maturing August 24, 2012                      3,782,443
                  TRANSDIGM, INC.
    2,992,513     Term Loan, 5.44%, Maturing July 22, 2010                        3,041,141
                  VOUGHT AIRCRAFT INDUSTRIES, INC.
      718,315     Term Loan, 5.71%, Maturing July 24, 2007                          727,294
    1,185,717     Term Loan, 5.96%, Maturing July 24, 2008                        1,200,538
-------------------------------------------------------------------------------------------
                                                                            $    20,017,194
-------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.7%

                  UNITED AIRLINES, INC.
$   5,000,000     DIP Loan, 8.00%, Maturing June 30, 2005                   $     5,059,375
-------------------------------------------------------------------------------------------
                                                                            $     5,059,375
-------------------------------------------------------------------------------------------

AUTOMOTIVE -- 7.8%

                  ACCURIDE CORP.
$   4,250,000     Term Loan, 4.73%, Maturing January 21, 2007               $     4,354,924
      990,000     Term Loan, 5.31%, Maturing June 13, 2007                        1,014,750
                  COLLINS & AIKMAN PRODUCTS CO.
    4,036,153     Revolving Loan, 6.34%, Maturing August 31, 2009                 4,052,128
                  DAYCO PRODUCTS, LLC
    1,546,125     Term Loan, 3.99%, Maturing June 23, 2011                        1,571,250
                  EXIDE TECHNOLOGIES
    1,000,000     Term Loan, 5.91%, Maturing May 5, 2010                            996,250
    1,000,000     Term Loan, 5.91%, Maturing May 5, 2010                            996,250
                  FEDERAL-MOGUL CORP.
    2,852,861     Revolving Loan, 4.15%, Maturing December 31, 2004               2,687,395
    2,000,000     Term Loan, 5.66%, Maturing February 24, 2005                    1,899,750
      563,750     Term Loan, 5.66%, Maturing February 24, 2005                      567,273
    4,366,382     Revolving Loan, 6.50%, Maturing February 24, 2005               4,377,298
                  HLI OPERATING CO., INC.
    1,840,949     Term Loan, 4.25%, Maturing June 3, 2009                         1,860,509
                  KEY AUTOMOTIVE GROUP
$   3,604,261     Term Loan, 5.03%, Maturing June 29, 2010                  $     3,656,073
                  METALDYNE CORP.
    6,271,519     Term Loan, 4.48%, Maturing December 31, 2009                    6,264,464
                  PLASTECH ENGINEERED PRODUCTS, INC.
    1,000,000     Term Loan, 6.88%, Maturing March 31, 2011                       1,020,000
                  R.J. TOWER CORP.
    3,000,000     Term Loan, 9.19%, Maturing January 29, 2010                     3,041,250
                  THE GOODYEAR TIRE & RUBBER CO.
    5,500,000     Term Loan, 2.88%, Maturing March 31, 2006                       5,582,500
    2,000,000     Term Loan, 2.88%, Maturing September 30, 2007                   2,024,062
                  TI AUTOMOTIVE, LTD.
      750,000     Term Loan, 5.23%, Maturing June 30, 2011                          744,375
                  TRW AUTOMOTIVE, INC.
    3,000,000     Term Loan, 3.88%, Maturing October 31, 2010                     3,017,499
    3,980,000     Term Loan, 3.63%, Maturing February 27, 2011                    4,017,810
                  UNITED COMPONENTS, INC.
    1,870,000     Term Loan, 8.00%, Maturing June 30, 2010                        1,893,960
-------------------------------------------------------------------------------------------
                                                                            $    55,639,770
-------------------------------------------------------------------------------------------

BEVERAGE AND TOBACCO -- 2.2%

                  CONSTELLATION BRANDS, INC.
$   5,812,500     Term Loan, 3.50%, Maturing November 30, 2008              $     5,844,742
                  CULLIGAN INTERNATIONAL CO.
    3,735,000     Term Loan, 4.56%, Maturing September 30, 2011                   3,804,254
                  SOUTHERN WINE & SPIRITS OF AMERICA, INC.
    2,987,227     Term Loan, 4.06%, Maturing June 28, 2008                        3,026,900
                  SUNNY DELIGHT BEVERAGES CO.
    2,745,000     Term Loan, 6.78%, Maturing August 20, 2010                      2,731,275
-------------------------------------------------------------------------------------------
                                                                            $    15,407,171
-------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 5.1%

                  FORMICA CORP.
$     359,573     Term Loan, 6.88%, Maturing June 10, 2010                  $       361,371
      878,886     Term Loan, 6.88%, Maturing June 10, 2010                          883,281
      449,466     Term Loan, 6.88%, Maturing June 10, 2010                          451,713
    1,301,531     Term Loan, 6.88%, Maturing June 10, 2010                        1,308,038
                  FT-FIN ACQUISTION, LLC
      726,453     Term Loan, 3.82%, Maturing November 17, 2007                      728,269
                  GENERAL GROWTH PROPERTIES, INC.
    9,725,000     Term Loan, 4.35%, Maturing November 12, 2008                    9,772,108
                  LANDSOURCE COMMUNITIES, LLC
    2,000,000     Term Loan, 4.69%, Maturing March 31, 2010                       2,033,750

                        See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
BUILDING AND DEVELOPMENT (CONTINUED)

                  MUELLER GROUP, INC.
$   2,834,862     Term Loan, 5.08%, Maturing April 25, 2011                 $     2,857,896
                  NEWKIRK MASTER, L.P.
    1,491,143     Term Loan, 3.72%, Maturing November 24, 2006                    1,513,510
                  NORTEK, INC.
    5,087,250     Term Loan, 4.75%, Maturing August 27, 2011                      5,180,515
                  PLY GEM INDUSTRIES, INC.
      800,000     Term Loan, 4.59%, Maturing February 12, 2011                      809,500
    1,695,739     Term Loan, 4.59%, Maturing February 12, 2011                    1,715,876
      299,248     Term Loan, 4.59%, Maturing February 12, 2011                      302,802
                  SOUTH EDGE, LLC
      656,250     Term Loan, 4.06%, Maturing October 31, 2007                       659,737
      843,750     Term Loan, 4.06%, Maturing October 31, 2009                       852,452
                  ST. MARYS CEMENT, INC.
    5,972,462     Term Loan, 3.98%, Maturing December 4, 2010                     6,043,385
                  W9/GPT REAL ESTATE, L.P.
      997,941     Term Loan, 4.09%, Maturing March 27, 2006                         997,941
-------------------------------------------------------------------------------------------
                                                                            $    36,472,144
-------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 3.8%

                  ALLIED SECURITY HOLDINGS, LLC
$   2,880,000     Term Loan, 6.23%, Maturing June 30, 2010                  $     2,916,000
                  BAKER & TAYLOR, INC.
    2,000,000     Term Loan, 9.35%, Maturing May 6, 2011                          2,000,000
                  BUHRMANN US, INC.
    1,475,014     Term Loan, 4.32%, Maturing December 31, 2010                    1,495,757
                  INFOUSA, INC.
    1,666,667     Term Loan, 4.48%, Maturing March 25, 2009                       1,683,333
                  IRON MOUNTAIN, INC.
    3,548,171     Term Loan, 3.56%, Maturing April 2, 2011                        3,574,782
                  LANGUAGE LINE, INC.
    4,934,211     Term Loan, 4.69%, Maturing June 11, 2011                        4,999,998
                  MITCHELL INTERNATIONAL, INC.
    2,503,750     Term Loan, 8.25%, Maturing August 13, 2011                      2,540,525
    1,745,625     Term Loan, 8.25%, Maturing August 13, 2012                      1,754,353
                  QUINTILES TRANSNATIONAL CORP.
    2,992,453     Term Loan, 6.23%, Maturing September 25, 2009                   3,041,080
                  WILLIAMS SCOTSMAN, INC.
    2,500,000     Term Loan, 5.18%, Maturing December 31, 2006                    2,534,375
                  WORLDSPAN, L.P.
      391,254     Term Loan, 6.03%, Maturing June 30, 2007                          392,232
-------------------------------------------------------------------------------------------
                                                                            $    26,932,435
-------------------------------------------------------------------------------------------

CABLE AND SATELLITE TELEVISION -- 6.9%

                  ATLANTIC BROADBAND FINANCE, LLC
$   4,000,000     Term Loan, 5.69%, Maturing February 10, 2011              $     4,091,668
                  BRAGG COMMUNICATION, INC.
    2,209,463     Term Loan, 4.43%, Maturing August 31, 2011                      2,238,462
                  BRESNAN COMMUNICATIONS, LLC
    1,884,762     Term Loan, 5.45%, Maturing September 30, 2010                   1,912,446
                  CANADIEN CABLE ACQUISITION
    2,000,000     Term Loan, 4.98%, Maturing July 30, 2011                        2,018,750
                  CEBRIDGE CONNECTIONS, INC.
    1,994,987     Term Loan, 8.21%, Maturing February 23, 2010                    1,985,013
                  CHARTER COMMUNICATIONS OPERATING, LLC
    5,000,000     Term Loan, 5.13%, Maturing April 27, 2010                       4,943,030
   10,473,750     Term Loan, 5.61%, Maturing April 27, 2011                      10,461,590
                  INSIGHT MIDWEST HOLDINGS, LLC
    1,880,000     Term Loan, 2.69%, Maturing December 31, 2008                    1,896,450
      992,500     Term Loan, 4.56%, Maturing December 31, 2009                    1,009,731
                  MCC IOWA, LLC
    2,475,000     Term Loan, 3.24%, Maturing March 31, 2010                       2,464,558
                  MEDIACOM BROADBAND
    2,992,500     Term Loan, 5.06%, Maturing September 30, 2010                   3,041,691
                  MEDIACOM ILLINOIS, LLC
    4,150,000     Term Loan, 5.06%, Maturing March 31, 2013                       4,188,906
                  NTL, INC.
    5,000,000     Term Loan, 5.20%, Maturing April 13, 2012                       5,050,000
                  UGS CORP.
    3,990,000     Term Loan, 4.46%, Maturing May 27, 2011                         4,057,331
-------------------------------------------------------------------------------------------
                                                                            $    49,359,626
-------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 7.9%

                  BRENNTAG AG
$   5,500,000     Term Loan, 4.73%, Maturing February 27, 2012              $     5,599,687
                  HERCULES, INC.
    2,992,481     Term Loan, 3.95%, Maturing October 8, 2010                      3,017,917
                  HUNTSMAN INTERNATIONAL, LLC
    6,421,129     Term Loan, 5.38%, Maturing December 31, 2010                    6,551,157
                  HUNTSMAN, LLC
    2,500,000     Term Loan, 5.67%, Maturing March 31, 2010                       2,547,395
                  INNOPHOS, INC.
    2,564,818     Term Loan, 3.55%, Maturing August 13, 2010                      2,609,702
                  INVISTA B.V.
    7,875,000     Term Loan, 4.77%, Maturing April 30, 2010                       7,894,687
                  KRATON POLYMER
    1,868,971     Term Loan, 4.73%, Maturing December 5, 2008                     1,893,890

                        See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
CHEMICALS AND PLASTICS (CONTINUED)

                  NALCO CO.
$   6,416,248     Term Loan, 4.50%, Maturing November 4, 2010               $     6,489,431
                  PROFESSIONAL PAINT, INC.
    1,530,000     Term Loan, 5.37%, Maturing September 30, 2011                   1,551,037
                  RESOLUTION SPECIALTY MATERIALS
    2,000,000     Term Loan, 3.39%, Maturing August 2, 2010                       2,033,126
                  ROCKWOOD SPECIALTIES GROUP, INC.
    6,475,000     Term Loan, 4.63%, Maturing July 30, 2012                        6,525,298
                  SOLO CUP CO.
    5,476,181     Term Loan, 4.53%, Maturing February 27, 2011                    5,586,559
                  UNITED INDUSTRIES CORP.
    1,197,000     Term Loan, 4.63%, Maturing April 29, 2011                       1,217,199
    2,493,750     Term Loan, 6.63%, Maturing October 31, 2011                     2,538,949
-------------------------------------------------------------------------------------------
                                                                            $    56,056,034
-------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.7%

                  SYNTHETIC INDUSTRIES, INC.
$   4,972,323     Term Loan, 6.73%, Maturing December 30, 2007              $     4,972,323
-------------------------------------------------------------------------------------------
                                                                            $     4,972,323
-------------------------------------------------------------------------------------------

CONGLOMERATES -- 2.4%

                  AMSTED INDUSTRIES, INC.
$   2,634,881     Term Loan, 5.07%, Maturing October 15, 2010               $     2,669,464
                  BLOUNT, INC.
      666,667     Term Loan, 6.88%, Maturing February 9, 2011                       677,500
                  JOHNSON DIVERSEY, INC.
    2,692,933     Term Loan, 6.25%, Maturing November 30, 2009                    2,742,163
                  POLYMER GROUP, INC.
    3,747,929     Term Loan, 4.37%, Maturing April 27, 2010                       3,793,215
    2,500,000     Term Loan, 4.37%, Maturing April 27, 2011                       2,521,875
                  PP ACQUISITION CORP.
    4,499,625     Term Loan, 4.53%, Maturing November 12, 2011                    4,567,119
-------------------------------------------------------------------------------------------
                                                                            $    16,971,336
-------------------------------------------------------------------------------------------

CONTAINERS AND GLASS PRODUCTS -- 9.5%

                  BERRY PLASTICS CORP.
$   2,913,028     Term Loan, 4.22%, Maturing July 22, 2010                  $     2,953,082
                  BWAY CORP.
    6,507,333     Term Loan, 4.49%, Maturing June 30, 2011                        6,610,364
                  CELANESE AG
    4,500,000     Term Loan, 4.50%, Maturing April 6, 2011                        4,592,813
    2,000,000     Term Loan, 4.50%, Maturing December 8, 2011                     2,047,500
                  DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
    4,368,180     Term Loan, 4.92%, Maturing December 19, 2010                    4,446,672
                  GRAHAM PACKAGING HOLDINGS CO.
$   5,400,000     Term Loan, 4.62%, Maturing October 7, 2011                $     5,489,197
    2,000,000     Term Loan, 6.44%, Maturing October 7, 2012                      2,054,250
                  GRAPHIC PACKAGING INTERNATIONAL, INC.
    9,642,963     Term Loan, 4.52%, Maturing August 8, 2009                       9,832,206
                  GREIF BROS. CORP.
      720,000     Term Loan, 3.88%, Maturing August 31, 2008                        728,550
                  IPG (US), INC.
    3,300,000     Term Loan, 4.14%, Maturing July 28, 2011                        3,357,750
                  KRANSON INDUSTRIES, INC.
    2,603,475     Term Loan, 4.73%, Maturing July 30, 2011                        2,629,510
                  OWENS-ILLINOIS, INC.
    4,509,713     Term Loan, 4.95%, Maturing April 1, 2007                        4,600,376
    2,928,757     Term Loan, 4.96%, Maturing April 1, 2008                        2,986,419
                  SILGAN HOLDINGS, INC.
    4,746,338     Term Loan, 3.80%, Maturing December 31, 2008                    4,806,408
                  SMURFIT-STONE CONTAINER CORP.
      656,041     Term Loan, 4.06%, Maturing November 1, 2011                       667,932
    5,242,951     Term Loan, 4.06%, Maturing November 1, 2011                     5,332,737
    1,666,490     Term Loan, 4.06%, Maturing November 1, 2011                     1,695,914
                  SOLA INTERNATIONAL, INC.
    2,925,000     Term Loan, 4.48%, Maturing December 11, 2009                    2,965,219
-------------------------------------------------------------------------------------------
                                                                            $    67,796,899
-------------------------------------------------------------------------------------------

COSMETICS / TOILETRIES -- 1.0%

                  PRESTIGE BRANDS, INC.
$   2,492,500     Term Loan, 4.86%, Maturing April 7, 2011                  $     2,530,927
    2,000,000     Term Loan, 6.86%, Maturing April 7, 2011                        2,052,084
                  REVLON CONSUMER PRODUCTS CORP.
    2,125,000     Term Loan, 4.81%, Maturing July 9, 2010                         2,178,125
-------------------------------------------------------------------------------------------
                                                                            $     6,761,136
-------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 2.3%

                  ALDERWOODS GROUP, INC.
$   1,565,088     Term Loan, 4.94%, Maturing August 19, 2010                $     1,581,717
                  ALLIED WASTE INDUSTRIES, INC.
      707,143     Term Loan, 3.90%, Maturing January 15, 2009                       716,645
      983,951     Term Loan, 4.54%, Maturing January 5, 2010                        996,988
    5,902,757     Term Loan, 3.90%, Maturing January 15, 2010                     5,990,773
                  ENVIRONMENTAL SYSTEMS, INC.
    2,446,737     Term Loan, 12.13%, Maturing December 12, 2008                   2,477,321
                  IONICS, INC.
      791,127     Term Loan, 4.73%, Maturing February 13, 2011                      796,566

                        See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
ECOLOGICAL SERVICES AND EQUIPMENT (CONTINUED)

                  NATIONAL WATERWORKS, INC.
$   4,000,000     Term Loan, 4.73%, Maturing November 22, 2009              $     4,046,668
-------------------------------------------------------------------------------------------
                                                                            $    16,606,678
-------------------------------------------------------------------------------------------

ELECTRONICS / ELECTRICAL -- 2.5%

                  COMMUNICATIONS & POWER, INC.
$   1,987,506     Term Loan, 4.44%, Maturing July 23, 2010                  $     2,019,803
                  ENERSYS CAPITAL, INC.
    1,995,000     Term Loan, 5.07%, Maturing March 17, 2011                       2,024,925
                  INVENSYS INTERNATIONAL HOLDING
    5,960,025     Term Loan, 5.93%, Maturing September 5, 2009                    6,045,700
                  MEMEC GROUP, LTD.
    1,500,000     Term Loan, 4.44%, Maturing June 2, 2009                         1,490,625
                  SECURITYCO, INC.
      997,500     Term Loan, 5.94%, Maturing June 28, 2010                        1,008,722
    3,000,000     Term Loan, 9.56%, Maturing June 28, 2011                        3,000,000
                  VIASYSTEMS, INC.
    2,000,000     Term Loan, 6.49%, Maturing September 30, 2009                   2,020,416
-------------------------------------------------------------------------------------------
                                                                            $    17,610,191
-------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 0.6%

                  ASHTEAD GROUP, PLC
$   1,000,000     Term Loan, 4.81%, Maturing November 12, 2009              $     1,015,625
                  UNITED RENTALS, INC.
      334,029     Term Loan, 4.63%, Maturing February 14, 2011                      337,230
    3,158,036     Term Loan, 4.63%, Maturing February 14, 2011                    3,201,459
-------------------------------------------------------------------------------------------
                                                                            $     4,554,314
-------------------------------------------------------------------------------------------

FARMING / AGRICULTURE -- 0.2%

                  IMC GLOBAL, INC.
$     695,309     Term Loan, 6.07%, Maturing November 17, 2006              $       697,655
                  THE SCOTTS CO.
    1,000,000     Term Loan, 3.44%, Maturing September 30, 2010                   1,009,453
-------------------------------------------------------------------------------------------
                                                                            $     1,707,108
-------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 2.2%

                  COINSTAR, INC.
$   6,059,813     Term Loan, 4.29%, Maturing July 7, 2011                   $     6,165,859
                  CORRECTIONS CORP. OF AMERICA
    2,363,455     Term Loan, 3.50%, Maturing March 31, 2008                       2,403,338
                  REFCO GROUP LTD., LLC
    5,785,500     Term Loan, 4.68%, Maturing August 5, 2011                       5,855,649
                  WACKENHUT CORRECTIONS CORP.
$   1,030,422     Term Loan, 4.63%, Maturing July 9, 2009                   $     1,051,031
-------------------------------------------------------------------------------------------
                                                                            $    15,475,877
-------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.3%

                  ACOSTA SALES COMPANY, INC.
$   3,640,875     Term Loan, 4.73%, Maturing August 13, 2010                $     3,695,488
                  ATKINS NUTRITIONAL, INC.
      981,865     Term Loan, 7.23%, Maturing November 26, 2009                      833,604
                  DEL MONTE CORP.
    1,911,368     Term Loan, 4.38%, Maturing December 20, 2010                    1,947,207
                  DOANE PET CARE CO.
    1,685,000     Term Loan, 6.31%, Maturing November 5, 2009                     1,712,381
                  MICHAEL FOODS, INC.
    2,300,000     Term Loan, 4.48%, Maturing November 20, 2011                    2,368,282
                  PINNACLE FOODS HOLDINGS CORP.
    1,994,987     Term Loan, 4.98%, Maturing November 25, 2010                    1,995,402
                  REDDY ICE GROUP, INC.
    2,582,229     Term Loan, 4.68%, Maturing July 31, 2009                        2,613,970
                  SEMINIS VEGETABLE SEEDS, INC.
    1,279,748     Term Loan, 4.46%, Maturing September 30, 2009                   1,298,411
-------------------------------------------------------------------------------------------
                                                                            $    16,464,745
-------------------------------------------------------------------------------------------

FOOD SERVICE -- 3.4%

                  BUFFETS, INC.
$   1,000,000     Term Loan, 5.48%, Maturing June 28, 2009                  $     1,005,000
    1,474,168     Term Loan, 5.48%, Maturing June 28, 2009                        1,481,538
                  CKE RESTAURANTS, INC.
    2,971,714     Term Loan, 4.81%, Maturing May 1, 2010                          3,038,578
                  DENNY'S, INC.
    2,550,000     Term Loan, 5.46%, Maturing September 21, 2009                   2,604,986
                  DOMINO'S, INC.
    7,640,158     Term Loan, 4.25%, Maturing June 25, 2010                        7,704,626
                  GATE GOURMET BORROWER, LLC
    2,000,000     Term Loan, 9.50%, Maturing December 31, 2008                    2,040,000
    1,053,222     Term Loan, 9.50%, Maturing December 31, 2008                    1,074,287
                  JACK IN THE BOX, INC.
      994,987     Term Loan, 4.41%, Maturing January 8, 2011                      1,010,224
                  WEIGHT WATCHERS INTERNATIONAL, INC.
    4,500,000     Term Loan, 6.76%, Maturing March 31, 2010                       4,536,562
-------------------------------------------------------------------------------------------
                                                                            $    24,495,801
-------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
FOOD / DRUG RETAILERS -- 2.6%

                  GENERAL NUTRITION CENTERS, INC.
$   2,977,500     Term Loan, 4.97%, Maturing December 5, 2009               $     3,013,974
                  GIANT EAGLE, INC.
    4,600,792     Term Loan, 3.86%, Maturing August 6, 2009                       4,663,096
                  RITE AID CORP.
    3,990,000     Term Loan, 3.77%, Maturing September 22, 2009                   4,033,643
                  THE JEAN COUTU GROUP (PJC), INC.
    6,084,750     Term Loan, 6.14%, Maturing July 30, 2011                        6,189,852
                  THE PANTRY, INC.
      500,000     Term Loan, 4.44%, Maturing March 12, 2011                         507,969
-------------------------------------------------------------------------------------------
                                                                            $    18,408,534
-------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 3.7%

                  APPLETON PAPERS, INC.
$   3,890,250     Term Loan, 4.56%, Maturing June 11, 2010                  $     3,941,796
                  BOISE CASCADE HOLDINGS, LLC
    7,353,425     Term Loan, 4.44%, Maturing September 29, 2010                   7,485,941
    4,746,575     Term Loan, 4.47%, Maturing October 28, 2010                     4,785,682
                  BUCKEYE TECHNOLOGIES, INC.
    2,879,017     Term Loan, 4.51%, Maturing April 15, 2010                       2,924,002
                  KOCH CELLULOSE, LLC
    1,088,377     Term Loan, 3.84%, Maturing May 7, 2011                          1,106,063
    4,341,779     Term Loan, 3.84%, Maturing May 7, 2011                          4,412,333
                  RLC INDUSTRIES CO.
    1,575,736     Term Loan, 4.21%, Maturing February 24, 2010                    1,585,584
-------------------------------------------------------------------------------------------
                                                                            $    26,241,401
-------------------------------------------------------------------------------------------

HEALTHCARE -- 9.3%

                  ACCREDO HEALTH, INC.
$   2,294,250     Term Loan, 3.96%, Maturing April 30, 2011                 $     2,318,626
                  ADVANCED MEDICAL OPTICS, INC.
    1,849,531     Term Loan, 3.81%, Maturing June 25, 2009                        1,879,586
                  ARDENT HEALTH SERVICES, INC.
    3,440,000     Term Loan, 7.00%, Maturing July 12, 2011                        3,452,900
                  COLGATE MEDICAL, LTD.
      877,990     Term Loan, 3.97%, Maturing December 30, 2008                      888,417
                  COMMUNITY HEALTH SYSTEMS, INC.
    9,734,025     Term Loan, 4.15%, Maturing July 5, 2010                         9,829,088
                  CONCENTRA OPERATING CORP.
    2,827,244     Term Loan, 4.56%, Maturing June 30, 2010                        2,860,230
                  CORSS COUNTRY HEALTHCARE, INC.
      354,881     Term Loan, 4.37%, Maturing June 5, 2009                           358,430
                  DAVITA, INC.
    9,946,592     Term Loan, 3.99%, Maturing June 30, 2010                       10,087,247
                  DJ ORTHOPEDICS, INC.
$   1,203,125     Term Loan, 4.02%, Maturing May 15, 2009                   $     1,215,908
                  ENCORE MEDICAL IHC, INC.
    1,800,000     Term Loan, 5.07%, Maturing October 4, 2010                      1,832,625
                  ENVISION WORLDWIDE, INC.
    1,400,000     Term Loan, 7.07%, Maturing September 30, 2010                   1,403,500
                  EXPRESS SCRIPTS, INC.
    2,992,481     Term Loan, 3.70%, Maturing February 13, 2010                    3,021,158
                  FRENSIUS MEDICAL CARE HOLDING, INC.
    3,314,748     Term Loan, 3.98%, Maturing February 21, 2010                    3,334,431
                  HANGER ORTHOPEDIC GROUP, INC.
    2,493,700     Term Loan, 5.48%, Maturing September 30, 2009                   2,518,637
                  IASIS HEALTHCARE, LLC
    3,990,000     Term Loan, 4.25%, Maturing June 16, 2011                        4,052,759
                  KINETIC CONCEPTS, INC.
    2,355,988     Term Loan, 4.67%, Maturing October 3, 2009                      2,390,837
                  KNOWLEDGE LEARNING CORP.
      972,518     Term Loan, 5.47%, Maturing December 31, 2010                      977,381
                  LEINER HEALTH PRODUCTS, INC.
    2,493,750     Term Loan, 4.89%, Maturing May 27, 2011                         2,537,391
                  MAGELLAN HEALTH SERVICES, INC.
    2,162,162     Term Loan, 2.47%, Maturing August 15, 2008                      2,189,189
    3,837,838     Term Loan, 2.47%, Maturing August 15, 2008                      3,885,811
                  MEDCATH HOLDINGS CORP.
    1,561,088     Term Loan, 5.06%, Maturing July 2, 2011                         1,585,968
                  NATIONAL MENTOR, INC.
      925,000     Term Loan, 5.48%, Maturing September 30, 2011                     942,922
                  VANGUARD HEALTH HOLDING CO., LLC
    1,375,000     Term Loan, 5.68%, Maturing September 23, 2011                   1,399,406
                  VWR INTERNATIONAL, INC.
    1,246,000     Term Loan, 5.46%, Maturing April 7, 2011                        1,270,297
-------------------------------------------------------------------------------------------
                                                                            $    66,232,744
-------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 1.9%

                  JUNO LIGHTING, INC.
$   1,386,908     Term Loan, 3.60%, Maturing November 21, 2010              $     1,406,844
                  KNOLL, INC.
    3,700,000     Term Loan, 5.05%, Maturing September 30, 2011                   3,748,562
                  SEALY MATTRESS CO.
    2,513,792     Term Loan, 4.28%, Maturing April 6, 2012                        2,555,689
                  SIMMONS CO.
    1,437,778     Term Loan, 3.98%, Maturing December 19, 2011                    1,456,948
    3,917,038     Term Loan, 4.01%, Maturing December 19, 2011                    3,969,263
-------------------------------------------------------------------------------------------
                                                                            $    13,137,306
-------------------------------------------------------------------------------------------

                       See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL EQUIPMENT -- 1.7%

                  BUCYRUS INTERNATIONAL, INC.
$     740,625     Term Loan, 4.10%, Maturing July 28, 2010                  $       753,586
                  DOUGLAS DYNAMICS HOLDINGS, INC.
    1,500,000     Term Loan, 7.97%, Maturing March 30, 2011                       1,537,500
                  GLEASON CORP.
      585,000     Term Loan, 4.93%, Maturing July 27, 2011                          592,312
    2,000,000     Term Loan, 8.10%, Maturing January 31, 2012                     2,020,000
                  ITRON, INC.
    2,223,480     Term Loan, 4.25%, Maturing December 17, 2010                    2,245,715
                  SPX CORP.
    4,994,975     Term Loan, 4.25%, Maturing September 30, 2009                   5,028,067
-------------------------------------------------------------------------------------------
                                                                            $    12,177,180
-------------------------------------------------------------------------------------------

INSURANCE -- 1.7%

                  ALLIANT RESOURCES GROUP, INC.
$   1,501,238     Term Loan, 5.67%, Maturing August 31, 2011                $     1,503,114
                  CCC INFORMATION SERVICES GROUP
    2,697,579     Term Loan, 5.18%, Maturing August 20, 2010                      2,731,299
                  CONSECO, INC.
    6,468,750     Term Loan, 5.68%, Maturing June 22, 2010                        6,606,211
                  U.S.I. HOLDINGS CORP.
      980,038     Term Loan, 4.63%, Maturing August 11, 2008                        984,938
-------------------------------------------------------------------------------------------
                                                                            $    11,825,562
-------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 9.0%

                  BOMBARDIER RECREATIONAL PRODUCTS, INC.
$   5,719,000     Term Loan, 4.47%, Maturing December 18, 2010              $     5,808,359
    1,257,000     Term Loan, 4.47%, Maturing December 18, 2010                    1,276,641
                  CINEMARK, INC.
    4,979,987     Term Loan, 4.62%, Maturing March 31, 2011                       5,052,611
                  LOEWS CINEPLEX ENTERTAINMENT CORP.
    8,603,750     Term Loan, 5.23%, Maturing July 30, 2011                        8,728,100
                  METRO-GOLDWYN-MAYER STUDIOS, INC.
   12,000,000     Term Loan, 6.31%, Maturing April 26, 2011                      12,055,500
                  REGAL CINEMAS CORP.
    9,680,450     Term Loan, 3.63%, Maturing November 10, 2010                    9,791,775
                  SIX FLAGS THEME PARKS, INC.
    8,083,858     Term Loan, 4.57%, Maturing June 30, 2009                        8,174,801
                  UNIVERSAL CITY DEVELOPMENT
    4,990,166     Term Loan, 4.44%, Maturing June 30, 2007                        5,008,879
                  WMG ACQUISITION CORP.
    5,974,925     Term Loan, 5.21%, Maturing February 28, 2011                    6,077,622
                  YANKEES HOLDINGS & YANKEENETS, LLC
$     628,571     Term Loan, 3.73%, Maturing June 25, 2007                  $       639,571
    1,371,429     Term Loan, 3.73%, Maturing June 25, 2007                        1,395,429
-------------------------------------------------------------------------------------------
                                                                            $    64,009,288
-------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 4.1%

                  ALLIANCE GAMING CORP.
$   2,814,326     Term Loan, 3.54%, Maturing September 5, 2009              $     2,842,469
                  ARGOSY GAMING CO.
    2,375,000     Term Loan, 3.82%, Maturing June 30, 2011                        2,392,071
                  BOCA RESORTS, INC.
    2,200,000     Term Loan, 4.44%, Maturing July 22, 2009                        2,200,000
                  CNL RESORT HOTEL, L.P.
    1,750,000     Term Loan, 4.34%, Maturing August 18, 2006                      1,750,000
                  GLOBALCASH ACCESS, LLC
      987,342     Term Loan, 4.11%, Maturing March 10, 2010                       1,006,472
                  ISLE OF CAPRI CASINOS, INC.
    1,987,952     Term Loan, 4.33%, Maturing April 25, 2008                       2,014,044
                  MARINA DISTRICT FINANCE CO., INC.
    4,575,000     Term Loan, 3.93%, Maturing October 14, 2011                     4,613,123
                  MOHEGAN TRIBAL GAMING AUTHORITY
      785,000     Term Loan, 8.25%, Maturing March 31, 2008                         786,963
                  PINNACLE ENTERTAINMENT, INC.
    1,600,000     Term Loan, 4.98%, Maturing August 27, 2010                      1,624,000
                  SEMINOLE TRIBE OF FLORIDA
      700,000     Term Loan, 6.00%, Maturing September 30, 2011                     707,875
                  VAIL RESORTS, INC.
      807,864     Term Loan, 4.38%, Maturing December 10, 2008                      815,774
                  VENETIAN CASINO RESORT, LLC
    4,147,715     Term Loan, 4.90%, Maturing June 15, 2011                        4,224,622
                  WYNDHAM INTERNATIONAL, INC.
    1,803,378     Term Loan, 6.88%, Maturing December 31, 2004                    1,820,961
    2,255,175     Term Loan, 6.03%, Maturing June 30, 2006                        2,273,263
-------------------------------------------------------------------------------------------
                                                                            $    29,071,637
-------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 2.0%

                  CONSOL ENERGY, INC.
$   1,200,000     Term Loan, 4.49%, Maturing June 30, 2010                  $     1,225,876
                  FOUNDATION COAL CORP.
    7,365,000     Term Loan, 4.04%, Maturing July 30, 2011                        7,483,761
                  ICG, LLC
      950,000     Term Loan, 4.99%, Maturing November 5, 2010                       965,438
                  INTERNATIONAL MILL SERVICE, INC.
    1,000,000     Term Loan, 4.82%, Maturing October 26, 2011                     1,015,000

                       See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
NONFERROUS METALS / MINERALS (CONTINUED)

                  MAGNEQUENCH, INC.
$   1,497,688     Term Loan, 13.07%, Maturing September 30, 2009            $     1,508,921
    1,500,000     Term Loan, 13.07%, Maturing December 31, 2009                   1,522,500
                  STILLWATER MINING CO.
      498,750     Term Loan, 5.52%, Maturing June 30, 2007                          509,348
-------------------------------------------------------------------------------------------
                                                                            $    14,230,844
-------------------------------------------------------------------------------------------

OIL AND GAS -- 6.5%

                  BELDON & BLAKE CORP.
$   2,507,400     Term Loan, 4.80%, Maturing July 21, 2011                  $     2,554,414
                  BPL ACQUISITION, L.P.
    1,990,650     Term Loan, 4.43%, Maturing May 4, 2010                          2,010,557
                  DRESSER RAND GROUP, INC.
    4,200,000     Term Loan, 4.18%, Maturing October 29, 2011                     4,271,400
                  DRESSER, INC.
    2,873,171     Term Loan, 4.71%, Maturing March 31, 2007                       2,912,677
                  DYNEGY HOLDINGS, INC.
    6,985,000     Term Loan, 6.02%, Maturing May 28, 2010                         7,139,983
                  EL PASO CORP.
    2,205,750     Term Loan, 6.02%, Maturing November 23, 2009                    2,205,750
    3,676,250     Term Loan, 6.02%, Maturing November 23, 2009                    3,676,250
                  GETTY PETROLEUM MARKETING, INC.
    4,425,000     Term Loan, 5.23%, Maturing May 19, 2010                         4,510,734
                  LA GRANGE ACQUISITION, L.P.
    2,000,000     Term Loan, 5.20%, Maturing January 18, 2008                     2,033,126
                  LYONDELL-CITGO REFINING, L.P.
    3,491,250     Term Loan, 4.59%, Maturing May 21, 2007                         3,517,434
                  MAGELLAN MIDSTREAM HOLDINGS
    1,012,071     Term Loan, 4.13%, Maturing June 17, 2008                        1,029,782
                  PRIDE OFFSHORE, INC.
    2,623,425     Term Loan, 3.84%, Maturing July 7, 2011                         2,658,951
                  SEMGROUP, L.P.
      810,000     Term Loan, 5.33%, Maturing August 27, 2010                        820,125
                  WILLIAMS PRODUCTION RMT CO.
    6,481,175     Term Loan, 5.96%, Maturing May 30, 2007                         6,589,196
-------------------------------------------------------------------------------------------
                                                                            $    45,930,379
-------------------------------------------------------------------------------------------

PUBLISHING -- 7.8%

                  ADVANSTAR COMMUNICATIONS, INC.
$     456,349     Term Loan, 3.81%, Maturing November 17, 2007              $       459,011
                  ADVERTISING DIRECTORY SOLUTION
      775,000     Term Loan, 4.50%, Maturing May 9, 2010                            792,147
    1,500,000     Term Loan, 4.50%, Maturing November 9, 2011                     1,513,907
                  CBD MEDIA, LLC
$   4,505,358     Term Loan, 4.29%, Maturing December 31, 2009              $     4,572,938
                  DEX MEDIA EAST, LLC
    4,748,790     Term Loan, 3.95%, Maturing May 8, 2009                          4,808,150
                  DEX MEDIA WEST, LLC
    4,367,313     Term Loan, 3.94%, Maturing March 9, 2010                        4,412,807
                  FREEDOM COMMUNICATIONS
    4,500,000     Term Loan, 4.04%, Maturing May 18, 2012                         4,578,750
                  HERALD MEDIA, INC.
    1,000,000     Term Loan, 7.45%, Maturing January 22, 2012                     1,016,563
                  LAMAR MEDIA CORP.
    3,500,000     Term Loan, 5.96%, Maturing June 30, 2010                        3,537,734
                  MEDIANEWS GROUP, INC.
      564,838     Term Loan, 3.59%, Maturing August 25, 2010                        570,016
                  MERRILL COMMUNICATIONS, LLC
    5,536,385     Term Loan, 4.48%, Maturing February 9, 2009                     5,603,863
                  MORRIS PUBLISHING GROUP, LLC
    2,950,000     Term Loan, 3.56%, Maturing March 31, 2011                       2,985,955
                  NEBRASKA BOOK CO., INC.
    1,485,000     Term Loan, 4.67%, Maturing March 4, 2011                        1,506,347
                  NEWSPAPER HOLDINGS, INC.
    2,400,000     Term Loan, 3.84%, Maturing August 24, 2011                      2,399,251
                  R.H. DONNELLEY CORP.
   11,299,075     Term Loan, 6.50%, Maturing June 30, 2011                       11,425,545
                  TRANSWESTERN PUBLISHING CO., LLC
    1,990,001     Term Loan, 5.79%, Maturing February 25, 2011                    2,022,028
      386,400     Term Loan, 4.31%, Maturing August 24, 2012                        390,687
                  WEEKLY READER CORP.
    1,000,000     Term Loan, 6.76%, Maturing March 18, 2009                         997,500
                  XEROX CORP.
    2,000,000     Term Loan, 3.73%, Maturing September 30, 2008                   2,016,250
-------------------------------------------------------------------------------------------
                                                                            $    55,609,449
-------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 6.4%

                  ADAMS OUTDOOR ADVERTISING, L.P.
$   3,990,000     Term Loan, 4.33%, Maturing October 15, 2011               $     4,048,186
                  CANWEST MEDIA, INC.
    2,989,354     Term Loan, 4.49%, Maturing August 15, 2009                      3,030,458
                  CUMULUS MEDIA, INC.
    1,058,750     Term Loan, 5.09%, Maturing March 28, 2009                       1,069,007
    3,291,750     Term Loan, 5.09%, Maturing March 28, 2010                       3,344,556
                  DIRECTV HOLDINGS, LLC
    6,000,000     Term Loan, 4.02%, Maturing March 6, 2010                        6,095,250
                  EMMIS OPERATING CO.
    3,000,000     Term Loan, 3.81%, Maturing November 10, 2011                    3,035,064

                        See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
RADIO AND TELEVISION (CONTINUED)

                  ENTRAVISION COMMUNICATIONS CO.
$   2,500,000     Term Loan, 4.15%, Maturing February 27, 2012              $     2,531,250
                  GRAY TELEVISION, INC.
    2,992,500     Term Loan, 3.78%, Maturing December 31, 2010                    3,033,647
                  NEP SUPERSHOOTERS, L.P.
    1,535,971     Term Loan, 10.13%, Maturing August 3, 2011                      1,524,451
                  NEXSTAR  BROADCASTING, INC.
    1,937,191     Term Loan, 3.73%, Maturing December 31, 2010                    1,946,877
    1,057,809     Term Loan, 3.73%, Maturing December 31, 2010                    1,063,098
                  RAINBOW NATIONAL SERVICES, LLC
    3,600,000     Term Loan, 5.19%, Maturing March 31, 2012                       3,661,499
                  RAYCOM TV BROADCASTING, INC.
    2,000,000     Term Loan, 3.81%, Maturing October 6, 2011                      2,006,250
    4,000,000     Term Loan, 5.19%, Maturing February 24, 2012                    4,050,000
                  SINCLAIR TELEVISION GROUP, INC.
    1,900,000     Term Loan, 3.98%, Maturing June 30, 2009                        1,913,063
    3,100,000     Term Loan, 3.98%, Maturing December 31, 2009                    3,133,582
-------------------------------------------------------------------------------------------
                                                                            $    45,486,238
-------------------------------------------------------------------------------------------

RAIL INDUSTRIES -- 0.7%

                  RAILAMERICA, INC.
$   4,145,456     Term Loan, 4.38%, Maturing September 29, 2011             $     4,210,229
      490,038     Term Loan, 4.38%, Maturing September 29, 2011                     497,695
-------------------------------------------------------------------------------------------
                                                                            $     4,707,924
-------------------------------------------------------------------------------------------

RETAILERS (EXCEPT FOOD AND DRUG) -- 5.1%

                  ADVANCE STORES COMPANY, INC.
$     165,163     Term Loan, 4.18%, Maturing September 30, 2010             $       167,383
                  ALIMENTATION COUCHE-TARD, INC.
    3,664,004     Term Loan, 4.94%, Maturing December 17, 2010                    3,709,804
                  AMERICAN ACHIEVEMENT CORP.
    2,493,719     Term Loan, 4.75%, Maturing March 25, 2011                       2,531,124
                  AMSCAN HOLDINGS, INC.
      997,500     Term Loan, 3.94%, Maturing April 30, 2012                       1,007,475
                  FTD, INC.
    1,983,756     Term Loan, 4.65%, Maturing February 28, 2011                    2,013,513
                  HARBOR FREIGHT TOOLS USA, INC.
    4,500,000     Term Loan, 3.88%, Maturing July 15, 2010                        4,526,249
                  HOME INTERIORS & GIFTS, INC.
    2,976,378     Term Loan, 6.42%, Maturing March 31, 2011                       2,787,378
                  JOSTENS CORP.
    1,500,000     Term Loan, 6.25%, Maturing October 4, 2010                      1,521,563
    5,780,000     Term Loan, 4.54%, Maturing October 4, 2011                      5,835,737
                  ORIENTAL TRADING CO., INC.
$   2,317,645     Term Loan, 4.75%, Maturing August 4, 2010                 $     2,352,892
    2,000,000     Term Loan, 4.75%, Maturing January 8, 2011                      2,041,250
                  RENT-A-CENTER, INC.
    4,000,000     Term Loan, 3.63%, Maturing June 30, 2010                        4,054,000
                  RIDDELL BELL HOLDINGS, INC.
    1,000,000     Term Loan, 4.76%, Maturing September 30, 2011                   1,015,208
                  SAVERS, INC.
      818,368     Term Loan, 6.52%, Maturing August 4, 2009                         825,017
    1,500,000     Term Loan, 10.48%, Maturing August 4, 2010                      1,518,750
                  TRAVELCENTERS OF AMERICA, INC.
      498,718     Term Loan, 5.26%, Maturing November 30, 2008                      501,212
-------------------------------------------------------------------------------------------
                                                                            $    36,408,555
-------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 2.0%

                  HORIZON LINES, LLC
$   3,017,438     Term Loan, 4.73%, Maturing July 7, 2011                   $     3,072,756
                  LAIDLAW INTERNATIONAL, INC.
    8,338,218     Term Loan, 5.96%, Maturing June 19, 2009                        8,476,324
                  NFIL HOLDINGS CORP.
    1,851,946     Term Loan, 4.31%, Maturing February 27, 2010                    1,872,780
      634,201     Term Loan, 4.95%, Maturing February 27, 2010                      640,543
-------------------------------------------------------------------------------------------
                                                                            $    14,062,403
-------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 10.3%

                  AMERICAN TOWER, L.P.
$   1,496,250     Term Loan, 4.48%, Maturing August 31, 2011                $     1,517,408
                  CELLULAR SOUTH, INC.
    1,745,625     Term Loan, 4.50%, Maturing May 4, 2011                          1,779,446
                  CENTENNIAL CELLULAR OPERATING CO., LLC
    4,974,937     Term Loan, 4.95%, Maturing February 9, 2011                     5,049,119
                  CINCINNATI BELL, INC.
    2,740,073     Term Loan, 4.62%, Maturing June 30, 2008                        2,771,926
                  CONSOLIDATED COMMUNICATIONS, INC.
    3,988,333     Term Loan, 4.49%, Maturing April 14, 2012                       4,055,636
                  D&E COMMUNICATIONS, INC.
    1,491,139     Term Loan, 4.24%, Maturing December 31, 2011                    1,500,458
                  NEXTEL COMMUNICATIONS
    8,977,387     Term Loan, 3.73%, Maturing December 15, 2010                    8,998,870
                  NEXTEL PARTNERS OPERATING CORP.
    6,500,000     Term Loan, 4.31%, Maturing May 31, 2011                         6,615,102
                  NTELOS, INC.
    4,709,691     Term Loan, 5.96%, Maturing July 25, 2008                        4,715,578

                        See notes to financial statements

PRINCIPAL
AMOUNT               BORROWER/TRANCHE DESCRIPTION                           VALUE
-------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)

                  PANAMSAT CORP.
$   6,914,661     Term Loan, 4.88%, Maturing August 20, 2011                $     6,970,842
                  QWEST CORP.
   10,000,000     Term Loan, 6.50%, Maturing June 4, 2007                        10,439,580
                  SBA SENIOR FINANCE, INC.
    4,493,750     Term Loan, 6.52%, Maturing October 31, 2008                     4,542,903
                  TRITON PCS, INC.
    1,715,000     Term Loan, 5.38%, Maturing November 18, 2009                    1,736,081
                  VALOR TELECOM ENTERPRISE, LLC
    1,075,000     Term Loan, 4.38%, Maturing November 10, 2011                    1,088,774
    3,500,000     Term Loan, 4.38%, Maturing November 10, 2011                    3,543,750
                  WESTERN WIRELESS CORP.
    7,980,000     Term Loan, 5.08%, Maturing May 28, 2011                         8,122,499
-------------------------------------------------------------------------------------------
                                                                            $    73,447,972
-------------------------------------------------------------------------------------------

UTILITIES -- 3.9%

                  ALLEGHENY ENERGY SUPPLY CO., LLC
$   6,806,725     Term Loan, 3.95%, Maturing October 28, 2011               $     6,934,351
                  CENTERPOINT ENERGY, INC.
    7,466,014     Term Loan, 4.95%, Maturing October 7, 2006                      7,501,015
                  COLETO CREEK WLE, L.P.
    3,493,750     Term Loan, 4.23%, Maturing June 30, 2011                        3,555,617
                  NRG ENERGY, INC.
    2,025,515     Term Loan, 4.75%, Maturing June 23, 2010                        2,083,749
    3,611,472     Term Loan, 4.75%, Maturing June 23, 2010                        3,715,301
                  PIKE ELECTRIC, INC.
    3,544,086     Term Loan, 4.31%, Maturing July 1, 2012                         3,607,217
-------------------------------------------------------------------------------------------
                                                                            $    27,397,250
-------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $1,014,199,425)                                         $ 1,016,744,823
-------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SHARES               SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
        1,159     Crown Castle International Corp., (PIK)                   $        57,081
-------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST, $55,364)                                               $        57,081
-------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 13.6%

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.3%
                  ARGO TECH CORP., SR. NOTES
$       1,500     9.25%, 6/1/11                                             $     1,646,250
                  BE AEROSPACE, SR. SUB. NOTES, SERIES B
           65     8.00%, 3/1/08                                                      65,000
                  SEQUA CORP.
          500     8.875%, 4/1/08                                                    547,500
                  STANDARD AERO HOLDINGS, INC., SR. SUB. NOTES
           95     8.25%, 9/1/14(2)                                                  102,125
-------------------------------------------------------------------------------------------
                                                                            $     2,360,875
-------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.0%

                  NORTHWEST AIRLINES, INC.
$          45     8.875%, 6/1/06                                            $        41,625
-------------------------------------------------------------------------------------------
                                                                            $        41,625
-------------------------------------------------------------------------------------------

AUTOMOTIVE -- 0.2%

                  KEYSTONE AUTOMOTIVE OPERATIONS, INC., SR. SUB. NOTES
$         500     9.75%, 11/1/13                                            $       543,750
                  METALDYNE CORP., SR. NOTES
          545     10.00%, 11/1/13(2)                                                531,375
                  TENNECO AUTOMOTIVE, INC., SR. NOTES, SERIES B
           45     10.25%, 7/15/13                                                    53,212
                  TENNECO AUTOMOTIVE, INC., SR. SUB. NOTES
          280     8.625%, 11/15/14(2)                                               292,600
-------------------------------------------------------------------------------------------
                                                                            $     1,420,937
-------------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.6%

                  PAXSON COMMUNICATIONS CORP.
$       4,500     4.82%, 1/15/10(2)                                         $     4,545,000
-------------------------------------------------------------------------------------------
                                                                            $     4,545,000
-------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 0.4%

                  COLEMAN CABLE, INC., SR. NOTES
$         115     9.875%, 10/1/12(2)                                        $       121,612
                  COLLINS & AIKMAN FLOOR COVER
          400     9.75%, 2/15/10                                                    432,000
                  MUELLER GROUP, INC., SR. SUB. NOTES
          600     10.00%, 5/1/12(2)                                                 654,000
                  PLY GEM INDUSTRIES, INC., SR. SUB. NOTES
          115     9.00%, 2/15/12(2)                                                 117,300
        1,000     9.00%, 2/15/12(2)                                               1,020,000

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
BUILDING AND DEVELOPMENT (CONTINUED)

                  RMCC ACQUISITION CO., SR. SUB. NOTES
$         360     9.50%, 11/1/12(2)                                         $       363,600
-------------------------------------------------------------------------------------------
                                                                            $     2,708,512
-------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 0.2%

                  ALLIED SECURITY ESCROW, SR. SUB. NOTES
$          45     11.375%, 7/15/11(2)                                       $        48,375
                  ASG CONSOLIDATED, LLC/ASG FINANCE, INC.,
                  SR. DISC. NOTES
          440     11.50%, 11/1/11(2)                                                283,800
                  COINMACH CORP., SR. NOTES
           45     9.00%, 2/1/10                                                      47,475
                  WILLIAMS SCOTSMAN, INC., SR. NOTES
        1,015     10.00%, 8/15/08                                                 1,131,725
-------------------------------------------------------------------------------------------
                                                                            $     1,511,375
-------------------------------------------------------------------------------------------

CABLE AND SATELLITE TELEVISION -- 0.4%

                  INSIGHT COMMUNICATIONS, SR. DISC. NOTES
$          35     12.25%, 2/15/11                                           $        33,775
                  KABEL DEUTSCHLAND GMBH
          560     10.625%, 7/1/14(2)                                                646,800
                  ROGERS CABLE, INC., SR. NOTES
          170     6.75%, 3/15/15(2)                                                 173,400
                  UGS CORP., SR. SUB. NOTES
        2,055     10.00%, 6/1/12(2)                                               2,352,975
-------------------------------------------------------------------------------------------
                                                                            $     3,206,950
-------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 1.5%

                  AVECIA GROUP PLC
$       1,035     11.00%, 7/1/09                                            $       978,075
                  BCP CAYLUX HOLDINGS, SR. SUB. NOTES
          670     9.625%, 6/15/14(2)                                                755,425
                  BORDEN U.S. FINANCE/NOVA SCOTIA FINANCE, SR. NOTES
        1,115     9.00%, 7/15/14(2)                                               1,232,075
                  CRYSTAL US HOLDINGS/US HOLDINGS 3, LLC,
                  SR. DISC. NOTES
        1,545     10.50%, 10/1/14(2)                                              1,050,600
                  INNOPHOS, INC., SR. SUB. NOTES
        1,070     8.875%, 8/15/14(2)                                              1,160,950
                  LYONDELL CHEMICAL CO.
        1,005     9.50%, 12/15/08                                                 1,100,475
                  MILACRON ESCROW CORP.
          145     11.50%, 5/15/11                                                   154,425
                  OM GROUP, INC.
$       2,010     9.25%, 12/15/11                                           $     2,140,650
                  POLYONE CORP.
          750     10.625%, 5/15/10                                                  849,375
                  POLYONE CORP., SR. NOTES
           25     8.875%, 5/1/12                                                     27,250
                  RHODIA SA, SR. NOTES
          780     10.25%, 6/1/10                                                    869,700
                  ROCKWOOD SPECIALTIES GROUP, SR. SUB. NOTES
          450     10.625%, 5/15/11                                                  514,125
-------------------------------------------------------------------------------------------
                                                                            $    10,833,125
-------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.1%

                  GFSI, INC., SR. SUB. NOTES, SERIES B
$          30     9.625%, 3/1/07                                            $        29,250
                  J CREW OPERATING CORP., SR. SUB. NOTES
           10     10.375%, 10/15/07                                                  10,250
                  LEVI STRAUSS & CO.
          340     7.00%, 11/1/06                                                    346,800
                  LEVI STRAUSS & CO., SR. NOTES
          350     11.625%, 1/15/08                                                  367,500
-------------------------------------------------------------------------------------------
                                                                            $       753,800
-------------------------------------------------------------------------------------------

COAL -- 0.0%

                  ALPHA NATURAL RESOURCES, SR. NOTES
$          90     10.00%, 6/1/12(2)                                         $       102,150
-------------------------------------------------------------------------------------------
                                                                            $       102,150
-------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.6%

                  AFFINITY GROUP, INC., SR. SUB. NOTES
$         500     9.00%, 2/15/12                                            $       542,500
                  AMERCO, INC.
        2,115     9.00%, 3/15/09                                                  2,252,475
                  NORCROSS SAFETY PRODUCTS LLC/NORCROSS CAPITAL CORP.,
                  SR. SUB. NOTES, SERIES B
        1,000     9.875%, 8/15/11                                                 1,105,000
                  WASTE SERVICES, INC., SR. SUB. NOTES
          660     9.50%, 4/15/14(2)                                                 660,000
-------------------------------------------------------------------------------------------
                                                                            $     4,559,975
-------------------------------------------------------------------------------------------

CONGLOMERATES -- 0.2%

                  AMSTED INDUSTRIES, INC., SR. NOTES
$       1,000     10.25%, 10/15/11(2)                                       $     1,105,000
-------------------------------------------------------------------------------------------
                                                                            $     1,105,000
-------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.3%

                  FEDDERS NORTH AMERICA, INC.
$          15     9.875%, 3/1/14                                            $        12,300
                  SAMSONITE CORP., SR. SUB. NOTES
        1,680     8.875%, 6/1/11                                                  1,795,500
-------------------------------------------------------------------------------------------
                                                                            $     1,807,800
-------------------------------------------------------------------------------------------

CONTAINERS AND GLASS PRODUCTS -- 0.5%

                  INTERTAPE POLYMER US, INC., SR. SUB. NOTES
$         950     8.50%, 8/1/14(2)                                          $       957,125
                  OWENS-ILLINOIS, INC., SR. NOTES
          135     8.10%, 5/15/07                                                    143,100
                  PLASTIPAK HOLDINGS, INC.
          500     10.75%, 9/1/11                                                    562,500
                  PLIANT CORP.
        1,605     11.125%, 9/1/09                                                 1,765,500
-------------------------------------------------------------------------------------------
                                                                            $     3,428,225
-------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 0.1%

                  ALDERWOODS GROUP, INC., SR. NOTES
$          70     7.75%, 9/15/12(2)                                         $        75,075
                  ALLIED WASTE, SERIES B
          270     8.875%, 4/1/08                                                    284,850
                  IMCO RECYCLING, SR. NOTES
          110     9.00%, 11/15/14(2)                                                114,125
-------------------------------------------------------------------------------------------
                                                                            $       474,050
-------------------------------------------------------------------------------------------

ENGINEERING -- 0.2%

                  SHAW GROUP, INC., SR. NOTES
$       1,135     10.75%, 3/15/10                                           $     1,228,637
-------------------------------------------------------------------------------------------
                                                                            $     1,228,637
-------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 0.2%

                  UNITED RENTALS NORTH AMERICA, INC.
$          80     6.50%, 2/15/12                                            $        78,800
                  UNITED RENTALS NORTH AMERICA, INC., SR. SUB. NOTES
        1,000     7.75%, 11/15/13                                                   965,000
          145     7.00%, 2/15/14                                                    135,212
-------------------------------------------------------------------------------------------
                                                                            $     1,179,012
-------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 0.6%

                  FIRST CLO, LTD., SR. SUB. NOTES
$       1,000     Variable Rate, 3.96%, 7/27/16(2)                          $     1,000,000
                  REFCO FINANCE HOLDINGS, LLC, SR. SUB. NOTES
$       1,770     9.00%, 8/1/12(2)                                          $     1,938,150
                  STANFIELD MODENA CLO LTD., SERIES 2004-1A,
                  CLASS D, VARIABLE RATE
        1,000     4.48%, 9/22/16(2)                                               1,000,000
-------------------------------------------------------------------------------------------
                                                                            $     3,938,150
-------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.1%

                  PINNACLE FOODS HOLDINGS CORP., SR. SUB. NOTES
$          20     8.25%, 12/1/13(2)                                         $        18,200
                  WH HOLDINGS LTD./WH CAPITAL CORP., SR. NOTES
          500     9.50%, 4/1/11                                                     552,500
-------------------------------------------------------------------------------------------
                                                                            $       570,700
-------------------------------------------------------------------------------------------

FOOD / DRUG RETAILERS -- 0.0%

                  GENERAL NUTRITION CENTERS, SR. SUB. NOTES
$          45     8.50%, 12/1/10(2)                                         $        45,169
                  PIERRE FOODS, INC., SR. SUB. NOTES
           40     9.875%, 7/15/12(2)                                                 41,600
-------------------------------------------------------------------------------------------
                                                                            $        86,769
-------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 0.2%

                  BOISE CASCADE, LLC, SR. NOTES, VARIABLE RATE
$         160     5.005%, 10/15/12(2)                                       $       164,800
                  CARAUSTAR INDUSTRIES, INC., SR. SUB. NOTES
          855     9.875%, 4/1/11                                                    923,400
                  NEENAH PAPER, INC., SR. NOTES
          110     7.375%, 11/15/14(2)                                               112,200
                  NEWARK GROUP, INC., SR. SUB. NOTES
          550     9.75%, 3/15/14(2)                                                 585,750
-------------------------------------------------------------------------------------------
                                                                            $     1,786,150
-------------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT & SUPPLIES -- 0.1%

                  ELAN FINANCE PLC/ELAN FINANCE CORP., SR. NOTES
$         410     7.75%, 11/15/11(2)                                        $       435,625
-------------------------------------------------------------------------------------------
                                                                            $       435,625
-------------------------------------------------------------------------------------------

HEALTHCARE -- 1.0%

                  HCA, INC.
$         215     5.50%, 12/1/09                                            $       214,198
                  HEALTHSOUTH CORP.
          165     7.625%, 6/1/12                                                    163,144

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

                  HEALTHSOUTH CORP., SR. NOTES
$       1,050     8.375%, 10/1/11                                           $     1,065,750
                  INVERNESS MEDICAL INNOVATIONS, INC., SR. SUB. NOTES
          550     8.75%, 2/15/12(2)                                                 580,250
                  MEDICAL DEVICE MANUFACTURING, INC., SR. SUB. NOTES
          230     10.00%, 7/15/12(2)                                                248,400
                  NATIONAL MENTOR, INC., SR. SUB. NOTES
          135     9.625%, 12/1/12(2)                                                143,100
                  TENET HEALTHCARE CORP., SR. NOTES
          490     9.875%, 7/1/14(2)                                                 529,200
                  US ONCOLOGY, INC., SR. NOTES
          390     9.00%, 8/15/12(2)                                                 434,850
                  US ONCOLOGY, INC., SR. SUB. NOTES
        1,840     10.75%, 8/15/14(2)                                              2,111,400
                  VANGUARD HEALTH HOLDINGS II, SR. SUB. NOTES
        1,520     9.00%, 10/1/14(2)                                               1,622,600
-------------------------------------------------------------------------------------------
                                                                            $     7,112,892
-------------------------------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 0.1%

                  ALTRA INDUSTRIAL MOTION
$          70     9.00%, 12/1/11(2)                                         $        71,400
                  THERMADYNE HOLDINGS CORP., SR. SUB. NOTES
          750     9.25%, 2/1/14                                                     723,750
-------------------------------------------------------------------------------------------
                                                                            $       795,150
-------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 0.4%

                  AMC ENTERTAINMENT, INC., SR. SUB. NOTES
$         215     9.875%, 2/1/12                                            $       234,350
                  LCE ACQUISITION CORP., SR. SUB. NOTES
        1,790     9.00%, 8/1/14(2)                                                1,933,200
                  MARQUEE HOLDINGS, INC., SR. DISC. NOTES
          385     12.00%, 8/15/14(2)                                                248,325
                  MARQUEE, INC., SR. NOTES
           35     8.625%, 8/15/12(2)                                                 38,762
                  UNIVERSAL CITY DEVELOPMENT PARTNERS, SR. NOTES
          160     11.75%, 4/1/10                                                    186,400
-------------------------------------------------------------------------------------------
                                                                            $     2,641,037
-------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 0.4%

                  AFFINIA GROUP, INC., SR. SUB. NOTES
$         110     9.00%, 11/30/14(2)                                        $       113,850
                  INN OF THE MOUNTAIN GODS, SR. NOTES
        1,000     12.00%, 11/15/10                                                1,170,000
                  MAJESTIC STAR CASINO LLC
$         500     9.50%, 10/15/10                                           $       530,000
                  TRUMP ATLANTIC CITY ASSOCIATES, INC.
          590     11.25%, 5/1/06(3)                                                 540,587
                  WATERFORD GAMING LLC, SR. NOTES
          408     8.625%, 9/15/12(2)                                                438,600
                  WYNN LAS VEGAS LLC/CORP.
          180     6.625%, 12/1/14(2)                                                177,750
-------------------------------------------------------------------------------------------
                                                                            $     2,970,787
-------------------------------------------------------------------------------------------

MANUFACTURING -- 0.3%

                  KI HOLDINGS, INC., SR. DISC. NOTES
$         200     0.00%, 11/15/14(2)                                        $       126,500
                  MAAX CORP., SR. SUB. NOTES
          750     9.75%, 6/15/12(2)                                                 821,250
                  OXFORD INDUSTRIES, INC., SR. NOTES
        1,000     8.875%, 6/1/11(2)                                               1,085,000
-------------------------------------------------------------------------------------------
                                                                            $     2,032,750
-------------------------------------------------------------------------------------------

OIL AND GAS -- 0.6%

                  BELDEN & BLAKE CORP., SR. NOTES
$          45     8.75%, 7/15/12(2)                                         $        48,937
                  DRESSER-RAND GROUP, INC., SR. SUB. NOTES
          325     7.375%, 11/1/14(2)                                                335,562
                  EL PASO CGP CO., SR. DEBS.
          245     9.625%, 5/15/12                                                   268,887
                  EL PASO CORP.
          200     6.95%, 12/15/07                                                   206,500
                  EL PASO CORP., SR. NOTES
           70     7.00%, 5/15/11                                                     70,000
                  EL PASO PRODUCTION HOLDING CO.
        1,245     7.75%, 6/1/13                                                   1,304,137
                  GIANT INDUSTRIES
           90     8.00%, 5/15/14                                                     94,725
                  HANOVER COMPRESSOR CO., SR. SUB. NOTES
           10     0.00%, 3/31/07                                                      8,550
                  HARVEST OPERATIONS CORP., SR. NOTES
          330     7.875%, 10/15/11(2)                                               338,250
                  NGC CORP., SR. DEBS.
           95     7.125%, 5/15/18                                                    85,263
          185     7.625%, 10/15/26                                                  161,413
                  PARKER DRILLING CO., SR. NOTES
          110     9.625%, 10/1/13                                                   124,025

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
OIL AND GAS (CONTINUED)

                  PETROBRAS INTERNATIONAL FINANCE CO.
$         145     7.75%, 9/15/14                                            $       151,888
                  TRANSMONTAIGNE, INC., SR. SUB. NOTES
          515     9.125%, 6/1/10                                                    563,925
                  UNITED REFINING CO., SR. NOTES
          255     10.50%, 8/15/12(2)                                                269,025
-------------------------------------------------------------------------------------------
                                                                            $     4,031,087
-------------------------------------------------------------------------------------------

PUBLISHING -- 0.8%

                  ADVANSTAR COMMUNICATIONS, INC.
$       1,000     10.75%, 8/15/10                                           $     1,132,500
                  ADVANSTAR COMMUNICATIONS, INC., VARIABLE RATE
        1,975     9.79%, 8/15/08                                                  2,078,688
                  ADVERTISING DIRECTORY SOLUTIONS, INC., SR. NOTES
           90     9.25%, 11/15/12(2)                                                 94,500
                  AMERICAN MEDIA OPERATIONS, INC., SERIES B
           35     10.25%, 5/1/09                                                     36,750
                  CBD MEDIA, INC., SR. SUB. NOTES
          135     8.625%, 6/1/11                                                    142,763
                  HOUGHTON MIFFLIN CO., SR. SUB. NOTES
          560     9.875%, 2/1/13                                                    618,800
                  PRIMEDIA, INC.
        1,350     8.875%, 5/15/11                                                 1,397,250
-------------------------------------------------------------------------------------------
                                                                            $     5,501,251
-------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 0.4%

                  3815668 CANADA, INC., SR. SUB. NOTES
$         290     8.00%, 9/15/12(2)                                         $       311,750
                  CCO HOLDINGS LLC / CCO CAPITAL CORP.,
                  SENIOR NOTES
        1,000     8.75%, 11/15/13                                                 1,032,500
                  RAINBOW NATIONAL SERVICES, LLC, SR. NOTES
          115     8.75%, 9/1/12(2)                                                  122,188
                  RAINBOW NATIONAL SERVICES, LLC, SR. SUB. DEBS.
        1,565     10.375%, 9/1/14(2)                                              1,666,725
-------------------------------------------------------------------------------------------
                                                                            $     3,133,163
-------------------------------------------------------------------------------------------

REITS -- 0.0%

                  MERISTAR HOSPITALITY OPERATIONS/FINANCE
$         230     10.50%, 6/15/09                                           $       253,000
-------------------------------------------------------------------------------------------
                                                                            $       253,000
-------------------------------------------------------------------------------------------

RETAILERS (EXCEPT FOOD AND DRUG) -- 0.0%

                  HOME INTERIORS & GIFTS, INC.
$          45     10.025%, 6/1/08                                           $        37,350
                  RIDDELL BELL HOLDINGS, SR. SUB. NOTES
           45     8.375%, 10/1/12(2)                                                 46,800
-------------------------------------------------------------------------------------------
                                                                            $        84,150
-------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.3%

                  ADVANCED MICRO DEVICES, INC., SR. NOTES
$         825     7.75%, 11/1/12(2)                                         $       845,625
                  AMKOR TECHNOLOGIES, INC.
           65     5.75%, 6/1/06                                                      63,050
                  AMKOR TECHNOLOGIES, INC., SR. NOTES
          135     7.125%, 3/15/11                                                   119,813
          990     7.75%, 5/15/13                                                    878,625
                  STATS CHIPPAC LTD., SR. NOTES
          145     6.75%, 11/15/11(2)                                                143,188
-------------------------------------------------------------------------------------------
                                                                            $     2,050,301
-------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 0.5%

                  HORIZON LINES, LLC
$       2,240     9.00%, 11/1/12(2)                                         $     2,458,400
                  OMI CORP., SR. NOTES
           65     7.625%, 12/1/13                                                    70,281
                  QUALITY DISTRIBUTION LLC/QD CAPITAL CORP.
          895     9.00%, 11/15/10(2)                                                898,356
-------------------------------------------------------------------------------------------
                                                                            $     3,427,037
-------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.9%

                  AIRGATE PCS, INC., SR. NOTES, VARIABLE RATE
$         120     5.85%, 10/15/11(2)                                        $       123,300
                  ALAMOSA DELAWARE, INC., SR. DISC. NOTES
          150     12.00%, 7/31/09                                                   161,250
                  ALAMOSA DELAWARE, INC., SR. NOTES
          220     11.00%, 7/31/10                                                   257,950
           75     8.50%, 1/31/12                                                     81,000
                  CENTENNIAL CELLULAR OPERATING CO., LLC,
                  SR. SUB. NOTES
           45     10.75%, 12/15/08                                                   47,025
                  CENTENNIAL CELLULAR OPERATING CO./CENTENNIAL
                  COMMUNICATIONS CORP., SR. NOTES
          600     10.125%, 6/15/13                                                  657,000
                  INMARSAT FINANCE PLC
        1,125     7.625%, 6/30/12                                                 1,155,938

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)

                  NEW SKIES SATELLITES NV, SR. NOTES, VARIABLE RATE
$         215     7.438%, 11/1/11(2)                                        $       221,450
                  NEW SKIES SATELLITES NV, SR. SUB. NOTES
          290     9.125%, 11/1/12(2)                                                297,250
                  NORTEL NETWORKS LTD.
          145     4.25%, 9/1/08                                                     139,744
                  PANAMSAT CORP., SR. NOTES
        1,355     9.00%, 8/15/14(2)                                               1,456,625
                  QWEST CAPITAL FUNDING, INC.
           25     7.75%, 8/15/06                                                     26,000
                  QWEST SERVICES CORP.
        1,000     13.00%, 12/15/07(2)                                             1,145,000
                  ROGERS WIRELESS, INC.
          690     7.50%, 3/15/15(2)                                                 719,325
                  ROGERS WIRELESS, INC., SR. SUB. NOTES
          185     8.00%, 12/15/12(2)                                                192,863
                  ROGERS WIRELESS, INC., VARIABLE RATE
        1,617     5.525%, 12/15/10(2)                                             1,681,680
                  RURAL CELLULAR CORP., VARIABLE RATE
        1,000     6.38%, 3/15/10                                                  1,035,000
                  UBIQUITEL OPERATING CO., SR. NOTES
        1,475     9.875%, 3/1/11                                                  1,626,188
                  US UNWIRED, INC., SERIES B
        1,230     10.00%, 6/15/12                                                 1,362,225
                  WESTERN WIRELESS CORP., SR. NOTES
        1,065     9.25%, 7/15/13                                                  1,155,525
-------------------------------------------------------------------------------------------
                                                                            $    13,542,338
-------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

                  CALPINE CORP., SR. NOTES
$         165     7.625%, 4/15/06                                           $       161,700
                  NRG ENERGY, INC., SR. NOTES
          500     8.00%, 12/15/13(2)                                                555,000
-------------------------------------------------------------------------------------------
                                                                            $       716,700
-------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $93,002,163)                                            $    96,376,085
-------------------------------------------------------------------------------------------

CLOSED-END INVESTMENT COMPANIES -- 0.5%

SHARES               SECURITY                                               VALUE
-------------------------------------------------------------------------------------------
       75,000     Citigroup Investments Corporate Loan Fund                 $     1,035,000
      128,600     First Trust/Four Corners Senior Floating Rate
                  Income Fund II                                                  2,375,242
-------------------------------------------------------------------------------------------

TOTAL CLOSED-END INVESTMENT COMPANIES
   (IDENTIFIED COST, $3,517,275)                                            $     3,410,242
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 157.1%
   (IDENTIFIED COST $1,110,774,227)                                         $ 1,116,588,231
-------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 4.1%                                       $    29,387,964
-------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (61.2)%                                                 $  (435,257,711)
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                     $   710,718,484
-------------------------------------------------------------------------------------------

NOTE: THE TRUST HAS MADE COMMITMENTS TO FUND SPECIFIED AMOUNTS UNDER CERTAIN EXISTING CREDIT ARRANGMENTS. PURSUANT TO THE TERMS OF THESE ARRANGEMENTS, THE TRUST HAD UNFUNDED LOAN COMMITMENTS OF $4,433,095 AS OF NOVEMBER 30, 2004.

(1) SENIOR FLOATING-RATE INTERESTS OFTEN REQUIRE PREPAYMENTS FROM EXCESS CASH FLOWS OR PERMIT THE BORROWER TO REPAY AT ITS ELECTION. THE DEGREE TO WHICH BORROWERS REPAY, WHETHER AS A CONTRACTUAL REQUIREMENT OR AT THEIR ELECTION, CANNOT BE PREDICTED WITH ACCURACY. AS A RESULT, THE ACTUAL REMAINING MATURITY MAY BE SUBSTANTIALLY LESS THAN THE STATED MATURITIES SHOWN. HOWEVER, IT IS ANTICIPATED THAT THE SENIOR FLOATING-RATE INTERESTS WILL HAVE AN EXPECTED AVERAGE LIFE OF APPROXIMATELY TWO TO THREE YEARS. THE STATED INTEREST RATE REPRESENTS THE WEIGHTED AVERAGE INTEREST RATE OF ALL CONTRACTS WITHIN THE SENIOR LOAN FACILITY. INTEREST RATES ARE PERIODICALLY PREDETERMINED BY A REFERENCE TO A BASE LENDING RATE PLUS A PREMIUM. THESE BASE LENDING RATES ARE GENERALLY (i) THE PRIME RATE OFFERED BY ONE OR MORE MAJOR UNITED STATES BANKS OR (ii) THE LENDING RATE OFFERED BY ONE OR MORE EUROPEAN BANKS SUCH AS THE LONDON INTERBANK OFFERED RATE (LIBOR).

(2) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2004, THE AGGREGATE VALUE OF THE SECURITIES IS $48,503,217 OR 6.8% OF THE TRUST'S NET ASSETS.

(3)  DEFAULTED SECURITY.

                      See notes to financial statements

EATON VANCE FLOATING-RATE INCOME TRUST as of November 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $1,110,774,227)                            $   1,116,588,231
Receivable for investments sold                                                           22,372,091
Receivable for open swap contracts                                                            82,311
Interest receivable                                                                        6,468,169
Cash collateral segregated for credit default swaps                                        4,000,000
Prepaid expenses                                                                              21,773
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   1,149,532,575
----------------------------------------------------------------------------------------------------

LIABILITIES

Due to bank                                                                        $       2,548,432
Payable for investments purchased                                                            565,000
Payable to affiliate for Trustees' fees                                                        6,200
Accrued expenses                                                                             436,748
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       3,556,380
----------------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (17,400 SHARES OUTSTANDING) AT LIQUIDATION
   VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                                435,257,711
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                             $     710,718,484
----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized,
   37,246,324 shares issued and outstanding                                        $         372,463
Additional paid-in capital                                                               705,645,220
Accumulated undistributed net realized gain (computed on the basis of
   identified cost)                                                                          205,707
Accumulated distributions in excess of net investment income                              (1,366,221)
Net unrealized appreciation (computed on the basis of identified cost)                     5,861,315
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                             $     710,718,484
----------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($710,718,484 DIVIDED BY 37,246,324 COMMON SHARES ISSUED AND OUTSTANDING)          $           19.08
----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
NOVEMBER 30, 2004(1)

INVESTMENT INCOME

Interest                                                                           $      16,553,424
Dividends                                                                                     15,480
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $      16,568,904
----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $       2,875,682
Trustees' fees and expenses                                                                    6,200
Preferred shares remarketing agent fee                                                       368,360
Custodian fee                                                                                 90,608
Legal and accounting services                                                                 52,668
Printing and postage                                                                          31,000
Transfer and dividend disbursing agent fees                                                   26,350
Organization expenses                                                                          7,500
Miscellaneous                                                                                 49,926
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $       3,508,294
----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                      $           3,798
   Reduction of Investment Adviser fee                                                       766,848
   Expense reimbursement                                                                       7,500
----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $         778,146
----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $       2,730,148
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $      13,838,756
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $         188,585
   Swap contracts                                                                             17,122
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $         205,707
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $       5,814,004
   Swap contracts                                                                             47,311
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $       5,861,315
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $       6,067,022
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME                                $      (1,764,620)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $      18,141,158
----------------------------------------------------------------------------------------------------

(1) FOR THE PERIOD FROM THE START OF BUSINESS, JUNE 29, 2004, TO NOVEMBER 30, 2004.

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                               PERIOD ENDED
                                                                               NOVEMBER 30, 2004(1)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                                           $      13,838,756
   Net realized gain from investment transactions and swap contracts                         205,707
   Net change in unrealized appreciation (depreciation) from
      investments and swap contracts                                                       5,861,315
   Distributions to preferred shareholders from net investment income                     (1,764,620)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $      18,141,158
----------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                                      $     (13,440,357)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                         $     (13,440,357)
----------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                          $     710,520,000
   Reinvestment of distributions to common shareholders                                      785,416
   Offering costs and preferred shares underwriting discounts                             (5,387,733)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                         $     705,917,683
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                         $     710,618,484
----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                             $         100,000
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $     710,718,484
----------------------------------------------------------------------------------------------------


ACCUMULATED DISTRIBUTIONS IN EXCESS
OF NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                                   $      (1,366,221)
----------------------------------------------------------------------------------------------------

(1) FOR THE PERIOD FROM THE START OF BUSINESS, JUNE 29, 2004, TO NOVEMBER 30, 2004.

(2)  PROCEEDS FROM SALE OF SHARES NET OF SALES LOAD PAID OF $33,480,000.

                        See notes to financial statements

EATON VANCE FLOATING-RATE INCOME TRUST as of November 30, 2004
FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                                       PERIOD ENDED
                                                                                       NOVEMBER 30, 2004
                                                                                       (UNAUDITED)(1)(2)
---------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period (Common shares)(3)                                   $     19.100
---------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                        $      0.381(9)
Net realized and unrealized gain                                                                    0.158(9)
Distribution to preferred shareholders from net investment income                                  (0.049)
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                                 $      0.490
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                   $     (0.361)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                                   $     (0.361)
---------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL                        $     (0.029)
---------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                                      $     (0.120)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                                             $     19.080
---------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                                $     18.920
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                                        1.80%
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                                           0.95%
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                                                       PERIOD ENDED
                                                                                       NOVEMBER 30, 2004
                                                                                       (UNAUDITED)(1)(2)
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                        $    710,718
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   0.93%(6)
   Net expenses after custodian fee reduction(5)                                                     0.93%(6)
   Net investment income(5)                                                                          4.70%(6)
Portfolio Turnover                                                                                     83%
---------------------------------------------------------------------------------------------------------
+  The operating expenses of the Trust reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.19%(6)
   Expenses after custodian fee reduction(5)                                                         1.19%(6)
   Net investment income(5)                                                                          4.44%(6)
   Net investment income per share                                                           $      0.360
---------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.71%(6)
   Net expenses after custodian fee reduction                                                        0.71%(6)
   Net investment income                                                                             3.60%(6)
---------------------------------------------------------------------------------------------------------
+  The operating expenses of the Trust reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.91%(6)
   Expenses after custodian fee reduction                                                            0.91%(6)
   Net investment income                                                                             3.40%(6)
---------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                              17,400
   Asset coverage per preferred share(7)                                                     $     65,861
   Involuntary liquidation preference per preferred share(8)                                 $     25,000
   Approximate market value per preferred share(8)                                           $     25,000
---------------------------------------------------------------------------------------------------------

(1) FOR THE PERIOD FROM THE START OF BUSINESS, JUNE 29, 2004, TO NOVEMBER 30, 2004.
(2)  COMPUTED USING AVERAGE COMMON SHARES OUTSTANDING.
(3) NET ASSET VALUE AT BEGINNING OF PERIOD REFLECTS THE DEDUCTION OF THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER FROM THE $20.00 OFFERING PRICE.
(4) TOTAL INVESTMENT RETURN ON NET ASSET VALUE IS CALCULATED ASSUMING A PURCHASE AT THE OFFERING PRICE OF $20.00 LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER ON THE FIRST DAY AND A SALE AT THE NET ASSET VALUE ON THE LAST DAY OF THE PERIOD REPORTED. TOTAL INVESTMENT RETURN ON MARKET VALUE IS CALCULATED ASSUMING A PURCHASE AT THE OFFERING PRICE OF $20.00 LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER ON THE FIRST DAY AND A SALE AT THE CURRENT MARKET PRICE ON THE LAST DAY OF THE PERIOD REPORTED. TOTAL INVESTMENT RETURN ON NET ASSET VALUE AND TOTAL INVESTMENT RETURN ON MARKET VALUE ARE NOT COMPUTED ON AN ANNUALIZED BASIS.
(5) RATIOS DO NOT REFLECT THE EFFECT OF DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS. RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHARES REFLECT THE TRUST'S LEVERAGED CAPITAL STRUCTURE.
(6)  ANNUALIZED.
(7) CALCULATED BY SUBTRACTING THE TRUST'S TOTAL LIABILITIES (NOT INCLUDING THE PREFERRED SHARES) FROM THE TRUST'S TOTAL ASSETS, AND DIVIDING THIS BY THE NUMBER OF PREFERRED SHARES OUTSTANDING.
(8)  PLUS ACCUMULATED AND UNPAID DIVIDENDS.
(9) FOR FEDERAL INCOME TAX PURPOSES, NET INVESTMENT INCOME WAS $0.436 AND NET REALIZED AND UNREALIZED GAIN PER SHARE WAS $0.103. COMPUTED USING AVERAGE COMMON SHARES OUTSTANDING.

                        See notes to financial statements

EATON VANCE FLOATING-RATE INCOME TRUST as of November 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Floating-Rate Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on April 28, 2004, seeks to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by
Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E OFFERING COSTS -- Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

H PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

I FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

J REVERSE REPURCHASE AGREEMENTS -- The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to Trust withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

K TOTAL RETURN SWAPS -- The Trust may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the overall portfolio; or to mitigate default risk. Pursuant to these agreements, the Trust makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

L CREDIT DEFAULT SWAPS -- The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

O OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold.

P INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to November 30, 2004 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    AUCTION PREFERRED SHARES

The Trust issued 3,480 shares of Auction Preferred Shares (APS) Series A, 3,480 shares of Auction Preferred Shares (APS) Series B, 3,480 shares of Auction Preferred Shares (APS) Series C, 3,480 shares of Auction Preferred Shares (APS) Series D, and 3,480 shares of Auction Preferred Shares (APS) Series E on September 16, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS Series A, Series B, and Series C, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividends on the APS Series D and Series E, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 1.60% to 2.18% for Series A shares, 1.75% to 2.07% for Series B shares, 1.75% to 2.07% for Series C shares, 1.85% to 2.20% for Series D shares, and 1.85% to 2.125% for Series E shares.

The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3    DISTRIBUTION TO SHAREHOLDERS

The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven or twenty-eight days. The applicable dividend rate for the Auction Preferred Shares on November 30, 2004 was 2.18%, 2.07%, 2.07%, 2.20%, and 2.125%, for Series A, Series B, Series C, Series D, and Series E Shares, respectively. For the period ended November 30, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $344,416, $351,887, $354,828, $358,861 and $354,628 for Series A, Series B, Series C, Series D, and Series E Shares, respectively, representing an average APS dividend rate for such period of 1.890%, 1.917%, 1.911%, 1.993%, and 1.955%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

EVM serves as the administrator of the Trust, but currently receives no compensation for providing administrative services to the Trust. The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Trust. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.75% annually of average daily gross assets of the Trust. For the period from the start of business, June 29, 2004 to November 30, 2004, the advisory fee amounted to $2,875,682.

In addition, the Adviser has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the period from the start of business, June 29, 2004 to November 30, 2004 the Investment Adviser waived $766,848 of its advisory fee. In addition, the Adviser has agreed to reimburse the Trust for all organizational costs, estimated at $7,500.

During the period from the start of business, June 29, 2004 to November 30, 2004, the Trust engaged in purchase and sale transactions with other trusts that also utilize EVM as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $36,940,673 and $10,500,00, respectively.

Certain officers and Trustees of the Trust are officers of the above organization.

5    PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $1,661,249,409 and $549,129,314 respectively, for the period from the start of business, June 29, 2004, to November 30, 2004.

6    COMMON SHARES OF BENEFICIAL INTEREST

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                            PERIOD ENDED
                                                            NOVEMBER 30, 2004
                                                            (UNAUDITED)(1)
--------------------------------------------------------------------------------
Sales                                                             37,205,000
Issued to shareholders electing to receive payments of
  distributions in Fund shares                                        41,324
--------------------------------------------------------------------------------
NET INCREASE                                                      37,246,324
--------------------------------------------------------------------------------

(1) For the period from the start of business, June 29, 2004 to November 30, 2004.

7    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at November 30, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                           $  1,111,377,617
-----------------------------------------------------------------------------
Gross unrealized appreciation                            $      7,205,878
Gross unrealized depreciation                                  (1,995,264)
-----------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                              $      5,210,614
-----------------------------------------------------------------------------

8    OVERDRAFT ADVANCES

Pursuant to the custodian agreement between the Trust and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft by the Trust, the Trust is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At November 30, 2004, the Trust's payment due to the Bank pursuant to the foregoing arrangement was $2,548,432.

9    FINANCIAL INSTRUMENTS

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At November 30, 2004, the Trust had entered into a Credit Default Swap with Lehman Brothers Special Financing, Inc. dated September 24, 2004 whereby the Trust will receive 2.30% per year times the notional amount of $4,000,000. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2.30% of the notional value of the swap). At November 30, 2004, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

EATON VANCE FLOATING-RATE INCOME TRUST
DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE FLOATING-RATE INCOME TRUST
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                            ----------------------------------------------------
                            Please print exact name on account

                            ----------------------------------------------------
                            Shareholder signature              Date

                            ----------------------------------------------------
                            Shareholder signature              Date

                            Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                      Eaton Vance Floating-Rate Income Trust
                      c/o PFPC, Inc.
                      P.O. Box 43027
                      Providence, RI 02940-3027
                      800-331-1710

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of November 30, 2004, our records indicate that there are 11 registered shareholders and approximately 24,200 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                      Eaton Vance Distributors, Inc.
                      The Eaton Vance Building
                      255 State Street
                      Boston, MA 02109
                      1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL
The New York Stock Exchange symbol is EFT.

EATON VANCE FLOATING-RATE INCOME TRUST
INVESTMENT MANAGEMENT


EATON VANCE FLOATING-RATE INCOME TRUST

                      OFFICERS
                      Payson F. Swaffield
                      President

                      Thomas E. Faust Jr.
                      Vice President

                      James B. Hawkes
                      Vice President and Trustee

                      Scott H. Page
                      Vice President

                      Michael W. Weilheimer
                      Vice President

                      Barbara E. Campbell
                      Treasurer

                      Paul M. O'Neil
                      Chief Compliance Officer

                      Alan R. Dynner
                      Secretary

                      TRUSTEES

                      Samuel L. Hayes, III

                      William H. Park

                      Ronald A. Pearlman

                      Norton H. Reamer

                      Lynn A. Stout

 INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE FLOATING-RATE INCOME TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 262-1122

                     EATON VANCE FLOATING-RATE INCOME TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

2224-1/05                                                           CE-FLRINCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE FLOATING RATE INCOME TRUST

By:    /s/ Payson F. Swaffield
       -----------------------
       Payson F. Swaffield
       President


Date:  January 19, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       -----------------------
       Barbara E. Campbell
       Treasurer


Date:  January 19, 2005


By:    /s/ Payson F. Swaffield
       -----------------------
       Payson F. Swaffield
       President


Date:  January 19, 2005